Virtus Balanced Allocation Fund,

Virtus Core Equity Fund,

Virtus High Yield Income Fund,

Virtus Insight Government Money Market Fund,

Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund,

Virtus Tax-Exempt Bond Fund,

and Virtus Value Equity Fund,

each a series of Virtus Insight Trust

Supplement dated June 21, 2012 to the Summary Prospectuses

and Statutory Prospectus dated May 1, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Insight Government Money Market Fund, Virtus Insight Money Market Fund, Virtus Insight Tax-Exempt Money Market Fund, Virtus Tax-Exempt Bond Fund, and Virtus Value Equity Fund

On June 1, 2012, Harris Investment Management, Inc., the investment subadviser to each of the above-named funds and a wholly-owned subsidiary of BMO Financial Corp., merged with its affiliate, M&I Investment Management Corp., and changed its name to BMO Asset Management Corp. Accordingly, all references in the funds’ summary prospectuses and statutory prospectus to “Harris Investment Management, Inc.” and “Harris” are hereby replaced with “BMO Asset Management Corp.” and “BMO AM,” respectively. BMO Asset Management Corp. is located at 115 South LaSalle Street, 11th Floor, P.O. Box 755, Chicago, IL 60603.

Virtus High Yield Income Fund

Effective June 1, 2012, HIM Monegy, Inc., subadviser to Virtus High Yield Income Fund, changed its name to Monegy, Inc. Accordingly, all references in the fund’s summary prospectus and statutory prospectus to “HIM Monegy, Inc.” and “HIM Monegy” are hereby replaced with “Monegy, Inc.” and “Monegy,” respectively.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8003/HIM NameChange (6/2012)

Virtus Balanced Allocation Fund,

Virtus Core Equity Fund,

Virtus High Yield Income Fund,

Virtus Insight Government Money Market Fund,

Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund,

Virtus Tax-Exempt Bond Fund,

and Virtus Value Equity Fund,

each a series of Virtus Insight Trust

Supplement dated June 21, 2012 to the Statement of Additional Information

(“SAI”) dated May 1, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Insight Government Money Market Fund, Virtus Insight Money Market Fund, Virtus Insight Tax-Exempt Money Market Fund, Virtus Tax-Exempt Bond Fund, and Virtus Value Equity Fund

On June 1, 2012, Harris Investment Management, Inc., the investment subadviser to each of the above-named funds and a wholly-owned subsidiary of BMO Financial Corp., merged with its affiliate, M&I Investment Management Corp., and changed its name to BMO Asset Management Corp. Accordingly, all references in the funds’ SAI to “Harris Investment Management, Inc.” and “Harris” are hereby replaced with “BMO Asset Management Corp.” and “BMO,” respectively. BMO Asset Management Corp. is located at 115 South LaSalle Street, 11th Floor, P.O. Box 755, Chicago, IL 60603.

Virtus High Yield Income Fund

Effective June 1, 2012, HIM Monegy, Inc., subadviser to the Virtus High Yield Income Fund, changed its name to Monegy, Inc. Accordingly, all references in the fund’s SAI to “HIM Monegy, Inc.” and “HIM Monegy” are hereby replaced with “Monegy, Inc.” and “Monegy,” respectively.

All Funds

The discussion of the compensation of “Harris” (now BMO AM by this supplement) investment professionals under “Compensation of Portfolio Managers” in the “Portfolio Managers” section of the funds’ current SAI is hereby amended by replacing the final paragraph thereof with the following:

“BMO Asset Management Corp. (“BMO AM”) has maintained a deferred incentive compensation program (nonqualified plan) which provides that certain key employees (currently, those who have been designated a Director or Managing Director of BMO AM, and including portfolio managers, analysts, and certain non-investment personnel) are granted incentive awards annually, payment of which must be deferred to a future date. Awards through the end of fiscal year 2010 were invested in BMO AM’s managed funds and vest three years from the end of the specific year for which the awards were granted. Awards are payable to participants based on the provisions of the program and the elections of the participants. Beginning in 2011, deferred awards are delivered as Restricted Share Units (RSUs) that reflect the performance of Bank of Montreal common shares on the TSX and earn dividend equivalents in the form of additional units. Also, for key employees, including all senior investment professionals and management direct reports to the President & CEO of BMO AM, a portion of their deferred award is delivered as a Sustained Growth Award (SGA) that has business specific (i.e. BMO AM) post grant performance measures that are directly tied to the longer-term performance of the managed funds and the business as a whole. The incentive pool funding metrics for both the RSU and SGA are aligned to specific business financial objectives and awards vest at the end of three years following the end of the specific year for which the awards were granted. All non-vested awards are forfeited on resignation. The purpose of the deferred programs is to reinforce specific growth objectives, reward individual performance that is focused on the longer-term success of the business, and to provide assurance to investors in managed funds/portfolios that key employees have a personal stake in the investment performance of the funds.”

Investors should retain this supplement with the SAI for future reference.

VIT 8003B/HIM NameChange (6/2012)